OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Securities - FVTPL	$1,250	$239
Derivative assets	10	13
Securities - FVTOCI	121	260
Restricted cash	154	161
Inventory(1)	507	435
Other	284	748
Total other non-current assets	$2,326	$1,856

(1)	Includes right-of-use inventory of $31 million as of December 31, 2019.

Securities - FVTPL

Securities - FVTPL consists of its convertible preferred units of a U.S. hospitality company. The preferred units earn a cumulative dividend of 7.5% per annum compounding quarterly. Additionally, the partnership receives distributions payable in additional convertible preferred units of the U.S. hospitality operating company at 5.0% per annum compounding quarterly. In 2019, the partnership purchased an additional $238 million of convertible preferred units of a U.S. hospitality operating company. The carrying value of these convertible preferred units as of December 31, 2019 was $418 million (December 31, 2018 - $175 million).

Also included in Securities - FVTPL is the partnership’s investment in BSREP III, which is accounted for as a financial asset following the deconsolidation of its investments in the first quarter of 2019. The carrying value of the BSREP III financial asset as of December 31, 2019 was $417 million (December 31, 2018 - nil).

Securities - FVTOCI

Securities - FVTOCI represented the partnership’s retained equity interests in 1625 Eye Street in Washington, D.C. and Heritage Plaza in Houston, both property holding companies, that it previously controlled and in which it retained a non-controlling interest following disposition of these properties to third parties. The partnership managed these properties on behalf of the acquirer but did not exercise significant influence over the relevant activities of the properties. The interest in 1625 Eye Street was sold as of December 31, 2019.